Fair Value	12 Months Ended
Sep. 30, 2012
Fair Value [Abstract]
Fair Value
Fair Value

Assets and Liabilities Measured or Disclosed at Fair Value

We estimate fair values in accordance with ASC 820 “Fair Value Measurement”. ASC 820 provides a framework for measuring fair value and expands disclosures required about fair value measurements. Specifically, ASC 820 sets forth a definition of fair value and a hierarchy prioritizing the inputs to valuation techniques. ASC 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Additionally, ASC 820 defines levels within the hierarchy based on the availability of quoted prices for identical items in active markets, similar items in active or inactive markets and valuation techniques using observable and unobservable inputs. We incorporate credit valuation adjustments to reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in our fair value measurements.

We have, or from time to time may have, supplemental retirement savings plans that are nonqualified deferred compensation plans pursuant to which assets are invested primarily in mutual funds, interest rate derivatives, commodity derivatives or other similar classes of assets or liabilities. Other than our pension and postretirement assets and liabilities as disclosed in “Note 13. Retirement Plans” and the fair value of our long-term debt disclosed below, the fair value of these items is not significant.

The following table summarizes the carrying amount and estimated fair value of our long-term debt (in millions):

	September 30, 2012		September 30, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
March 2013 Notes(1)	$80.6	$81.7	$80.9	$83.1
March 2016 Notes(1)	—	—	299.2	318.7
March 2019 Notes(1)	349.7	376.6	—	—
March 2020 Notes(1)	347.1	356.3	—	—
March 2022 Notes(1)	399.3	434.0	—	—
March 2023 Notes(1)	346.3	357.7	—	—
Term loan facilities(2)	1,222.6	1,222.6	2,223.1	2,223.1
Revolving credit and swing facilities(2)	242.3	242.3	238.0	238.0
Receivables-backed financing facility(2)	410.0	410.0	559.0	559.0
Industrial development revenue bonds(2)	—	—	17.4	17.4
Other long-term debt(2)(3)	14.6	15.4	28.2	30.3
Total debt	$3,412.5	$3,496.6	$3,445.8	$3,469.6

(1)	Fair value is categorized as level 2 within the fair value hierarchy since the notes trade infrequently. Fair value is based on quoted market prices.

(2)
Fair value approximates the carrying amount as the variable interest rates reprice frequently at observable current market rates. As such, fair value is categorized as level 2 within the fair value hierarchy.

(3)
Fair value for certain debt is estimated based on the discounted value of future cash flows using observable current market interest rates offered for debt of similar credit risk and maturity. As such, fair value is categorized as level 2 within the fair value hierarchy.

In the absence of quoted prices in active markets, considerable judgment is required in developing estimates of fair value. Estimates are not necessarily indicative of the amounts we could realize in a current market transaction, or the amounts at which we could settle our debt.

Financial Instruments not Recognized at Fair Value

Financial instruments not recognized at fair value on a recurring or nonrecurring basis include cash and cash equivalents, accounts receivable, certain other current assets, short-term debt, accounts payable, certain other current liabilities, and long-term debt. With the exception of long-term debt, the carrying amounts of these financial instruments approximate their fair values due to their short maturities.

Fair Value of Nonfinancial Assets and Nonfinancial Liabilities

We measure certain nonfinancial assets and nonfinancial liabilities at fair value on a nonrecurring basis. These assets and liabilities include cost and equity method investments when they are deemed to be other-than-temporarily impaired, assets acquired and liabilities assumed in an acquisition or in a nonmonetary exchange, and property, plant and equipment and intangible assets that are written down to fair value when they are held for sale or determined to be impaired. At September 30, 2012 and September 30, 2011, we did not have any significant nonfinancial assets or nonfinancial liabilities that were measured at fair value on a nonrecurring basis in periods subsequent to initial recognition.